BUSINESS ACQUISITION AND INVESTMENT IN UNCONSOLIDATED ENTITY	6 Months Ended
Dec. 31, 2024
BUSINESS ACQUISITION AND INVESTMENT IN UNCONSOLIDATED ENTITY
BUSINESS ACQUISITION AND INVESTMENT IN UNCONSOLIDATED ENTITY

NOTE 9. BUSINESS ACQUISITION AND INVESTMENT IN UNCONSOLIDATED ENTITY

(U)Step Acquisition of Future Gas Station (Beijing) Technology, Ltd (“FGS”)

On August 21, 2018, the Company entered into a definitive investment agreement and a supplemental agreement (collectively, the “Agreement”) with FGS and the other shareholders of FGS. Following full performance under the Agreement, Recon will own 43% of FGS. As consideration for increasing its affiliates’ interest in FGS from 8% to 43%, the Company will (1) pay a total of RMB10 million in cash to FGS and (2) issue 487,057 (27,059 shares post 2024 Reverse Split) restricted Class A Ordinary Shares of the Company (the “Restricted Shares”) to the other shareholders of FGS within 30 days after FGS finalizes recording the Company’s corresponding interest at the local governmental agency. If FGS does not reach certain performance goals, the Company has the right to cancel all of the Restricted Shares and without further payment. The Restricted Shares are also subject to lock-up period requirements that vary for each of FGS shareholders, from one year to three years following issuance of the Restricted Shares. FGS has finalized recording Recon’s corresponding interest at the local governmental agency, and Recon has issued 487,057 (27,059 shares post 2024 Reverse Split) Restricted Shares in total to the other shareholders of FGS in August 2018.

On September 24, 2019, the Company signed an extension agreement with FGS and the other shareholders of FGS to postpone the Agreement to provide extra period for FGS to further fulfill the goals mentioned on the supplemental agreement. During the original contract period, FGS adjusted its operation model with an advanced improvement of its mobile applications and business model. Objected user and average Gross Merchandise Volume (“GMV”) of FGS’ mobile applications have been exceeded. FGS will need an extension to deploy its business in more provinces to complete a goal of 200 more gas stations.

On March 17, 2020, the Company signed a new supplemental agreement with FGS and the other shareholders of FGS to extend another 12 months to February 2021 for FGS and its shareholders to fulfill the goals mentioned on the supplemental agreement.

As of December 31, 2020, the Company owned 43% of the equity interests of FGS. The investments are accounted for using the equity method because the Company has significant influence, but no control of FGS.

On February 8, 2021, and pursuant to FGS’ shareholder meeting resolution dated January 13, 2021 (“Acquisition Date”), two of the Company’s subsidiaries entered into the fourth supplemental agreement to the investment agreement with FGS and FGS’ founding shareholders to acquire 8% equity ownership of FGS, as an exchange for waiver of the requirement on FGS’ performance goal about the number of gas stations and cancellation of the related lock-up terms on the 487,057 (27,059 shares post 2024 Reverse Split) Restricted Shares of the Company (reflecting the effect of one-for-five reverse share split) issued per the agreement signed on August 21, 2018. FGS failed to complete one of the three goals set up in the investment agreement. As a consequence, the Company shall cancel one third of the 487,057 (27,059 shares post 2024 Reverse Split) Restricted Shares, which shall be 162,352 (9,020 shares post 2024 Reverse Split) Restricted Shares. According to this new arrangement, the Company waived the goals and cancellation of the shares as a deemed consideration of the 8% equity. Based on the share price $1.61 ($28.98 post 2024 Reverse Split) on January 13, 2021, the fair value of the waived performance goal equals to ¥1,689,807 ($231,503). As a result, the Company owns 51% interest of FGS and this transaction was considered as a step acquisition under ASC 805 “Business Combinations”. A step acquisition gain of ¥979,254 ($134,157) arising from revaluation of previously held equity interest was recognized during the year ended June 30, 2021.

The Company retained independent appraisers to advise management in the determination of the fair value of customers relationship and goodwill. The values assigned in these financial statements represent management’s best estimate of fair values as of the Acquisition Date. The carrying value of other assets and liabilities other than customer relationship and goodwill, are approximate at their fair value as of the Acquisition Date.

The fair values of the identifiable assets and liabilities as at the date of the acquisitions are summarized in the following table:

	RMB	US Dollars
Cash	¥471,843	$64,642
Accounts receivable, net	831,049	113,853
Other receivables, net	144,285	19,767
Contract costs, net	75,250	10,309
Prepaid expenses	91,132	12,485
Property and equipment, net	118,130	16,184
Intercompany receivables*	6,850,000	938,446
Intangible assets- customer relationship	7,000,000	958,996
Goodwill	6,996,895	958,571
Accounts payable	(1,032,078)	(141,394)
Other payables	(1,273,182)	(174,425)
Other payable- related parties	(479,959)	(65,754)
Deferred revenue	(39,786)	(5,451)
Accrued payroll and employees’ welfare	(1,629,519)	(223,243)
Taxes payable	(64,253)	(8,803)
Deferred tax liability	(1,050,000)	(143,849)
Total	¥17,009,807	$2,330,334
Cash considerations	—	—
Deemed equity consideration to acquire 8% equity interest in FGS	1,689,807	231,503
Fair value of previously held equity interest	30,530,000	4,182,593
Non-controlling interest	34,790,000	4,766,210
Capital contribution receivable due from non-controlling Interest	(50,000,000)	(6,849,972)
Total	¥17,009,807	$2,330,334

*Intercompany receivables from Nanjing Recon and BHD are eliminated upon consolidation.

The noncontrolling interest has been recognized at fair value net with subscription receivable on the acquisition date.

Goodwill and intangible assets

The excess of purchase price over the fair value of assets acquired and liabilities assumed of the business acquired was recorded as goodwill. The goodwill is not expected to be deductible for tax purposes. In conjunction with the preparation of our consolidated financial statement for the six months ended December 31, 2023 and 2024, the management performed evaluation on the impairment of goodwill and concluded that there was no impairment for goodwill for the six months ended December 31, 2023 and 2024. As of December 31, 2024, goodwill was fully impaired.

The identifiable goodwill acquired and the carrying value as of December 31, 2024 is as follows:

	Fair Value
	RMB	US Dollars
	(Unaudited)	(Unaudited)
Goodwill	¥6,996,895	$958,571
Less: impairment	(6,996,895)	(958,571)
The carrying value of goodwill as of December 31, 2024	¥—	$—

The fair value of identified intangible assets, which is customer relationship, and its estimated useful lives as of December 31, 2024 is as follows:

			Average
			Useful Life
	Fair Value		(in Years)
	RMB	US Dollars
	(Unaudited)	(Unaudited)
Intangible assets - customer relationship	¥7,000,000	$958,996	10
Less: accumulated amortization	(1,750,000)	(239,749)
Less: impairment	(5,250,000)	(719,247)
Intangible assets - customer relationship, net	¥—	$—

The amortization expense of customer relationship was all nil for the six months ended December 31, 2023 and 2024, respectively.

Impairment loss for intangible assets - customer relationship was all nil for the six months ended December 31, 2023 and 2024, respectively. As intangible assets - customer relationship was not able to generate enough future cashflow. Therefore, the Company decided to record full impairment of the intangible assets - customer relationship during the year ended June 30, 2023.